JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 97.7%
Alternative Assets — 2.0%
JPMorgan Realty Income Fund Class R6 Shares (a)	3,654	51,960
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	2,131	24,590

Total Alternative Assets		76,550

Fixed Income — 28.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	44,430	528,270
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	22,392	189,436
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,371	18,568
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	353	3,147
JPMorgan High Yield Fund Class R6 Shares (a)	14,066	101,137
JPMorgan Income Fund Class R6 Shares (a)	12,382	117,509
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	3,306	35,468
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	5,662	57,578
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	3,486	34,263

Total Fixed Income		1,085,376

International Equity — 16.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,250	96,836
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,669	79,389
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,754	80,695
JPMorgan International Equity Fund Class R6 Shares (a)	4,368	88,623
JPMorgan International Focus Fund Class R6 Shares (a)	2,095	55,806
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	11,656	229,037

Total International Equity		630,386

U.S. Equity — 51.0%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,106	131,338
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	5,506	345,097
JPMorgan Large Cap Value Fund Class R6 Shares (a)	12,307	239,978
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	13,728	169,948
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	944	50,504
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	245	18,182
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,404	79,345
JPMorgan U.S. Equity Fund Class R6 Shares (a)	21,357	429,697
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,688	113,123
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,161	242,815
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,464	140,427

Total U.S. Equity		1,960,454

TOTAL INVESTMENT COMPANIES (Cost $2,631,106)		3,752,766

SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b) (Cost $87,443)	87,443	87,443

Total Investments — 100.0% (Cost $2,718,549)		3,840,209
Other Assets Less Liabilities — 0.0% (c)		316

Net Assets —100.0%		3,840,525

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$3,840,209	$—	$—	$3,840,209

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares(a)	$488,800	$60,339	$—	$—	$(20,869)	$528,270	44,430	$8,806	$8,189
JPMorgan Core Plus Bond Fund Class R6 Shares(a)	178,529	16,734	—	—	(5,827)	189,436	22,392	3,701	2,986
JPMorgan Emerging Markets Debt Fund Class R6 Shares(a)	13,905	4,365	—	—	298	18,568	2,371	435	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares(a)	76,698	183	6,634	1,481	25,108	96,836	2,250	182	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares(a)	57,707	1,134	—	—	20,548	79,389	3,669	1,134	—
JPMorgan Equity Income Fund Class R6 Shares(a)	96,196	6,793	1,793	28	30,114	131,338	6,106	1,821	—
JPMorgan Europe Dynamic Fund Class R6 Shares(a)	61,298	1,064	—	—	18,333	80,695	2,754	1,065	—
JPMorgan Floating Rate Income Fund Class R6 Shares(a)	28,641	319	26,738	(1,562)	2,487	3,147	353	319	—
JPMorgan High Yield Fund Class R6 Shares(a)	86,524	6,761	—	—	7,852	101,137	14,066	3,401	—
JPMorgan Income Fund Class R6 Shares(a)	92,158	20,469	—	—	4,882	117,509	12,382	3,625	130
JPMorgan Inflation Managed Bond Fund Class R6 Shares(a)	33,920	534	—	—	1,014	35,468	3,306	535	—
JPMorgan International Equity Fund Class R6 Shares(a)	70,614	1,122	—	—	16,887	88,623	4,368	1,122	—
JPMorgan International Focus Fund Class R6 Shares(a)	43,930	583	—	—	11,293	55,806	2,095	583	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares(a)	185,069	4,234	—	—	39,734	229,037	11,656	4,235	—
JPMorgan Large Cap Growth Fund Class R6 Shares(a)	305,298	16,809	47,819	12,873	57,936	345,097	5,506	414	16,396
JPMorgan Large Cap Value Fund Class R6 Shares(a)	144,690	13,813	4,421	891	85,005	239,978	12,307	1,609	—
JPMorgan Limited Duration Bond Fund Class R6 Shares(a)	48,554	8,950	—	—	74	57,578	5,662	540	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares(a)	119,601	6,678	10,646	358	53,957	169,948	13,728	1,751	4,926
JPMorgan Mid Cap Growth Fund Class R6 Shares(a)	41,735	4,714	4,994	2,054	6,995	50,504	944	68	4,647
JPMorgan Realty Income Fund Class R6 Shares(a)	—	46,693	—	—	5,267	51,960	3,654	410	1,432
JPMorgan Short Duration Core Plus Fund Class R6 Shares(a)	—	34,312	—	—	(49)	34,263	3,486	49	—
JPMorgan Small Cap Equity Fund Class R6 Shares(a)	12,828	471	—	—	4,883	18,182	245	84	387
JPMorgan Small Cap Value Fund Class R6 Shares(a)	47,522	434	—	—	31,389	79,345	2,404	434	—
JPMorgan Strategic Income Opportunities Fund Class R6 Shares(a)	24,041	189	—	—	360	24,590	2,131	189	—
JPMorgan U.S. Equity Fund Class R6 Shares(a)	334,653	25,366	9,573	1,071	78,180	429,697	21,357	2,931	22,433
JPMorgan U.S. GARP Equity Fund Class R6 Shares(a)	99,637	10,512	13,320	1,552	14,742	113,123	1,688	1,425	9,088
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(a)(b)	54,957	160,634	128,148	—	—	87,443	87,443	24	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares(a)	189,258	8,340	5,245	157	50,305	242,815	7,161	2,507	5,833
JPMorgan Value Advantage Fund Class R6 Shares(a)	97,001	13,295	7,305	(489)	37,925	140,427	3,464	2,302	1,788

Total	$3,033,764	$475,844	$266,636	$18,414	$578,823	$3,840,209		$45,701	$78,235

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.